EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT	Equipment consists of the following:
	September 30, 2022	December 31, 2022
Computer equipment	$10,999	-
Less: Accumulated depreciation	2,414	-
Equipment, net	$8,585	-